Average Annual Total Returns		24 Months Ended	72 Months Ended	132 Months Ended	175 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%	14.16%
Performance Inception Date	May 26, 2010
Russell Midcap® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%	11.47%	11.54%	13.63%
Performance Inception Date	May 26, 2010
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%	14.56%
Performance Inception Date	May 26, 2010
Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.44%	8.97%	10.26%	10.55%
Performance Inception Date	May 26, 2010
Bright Rock Mid Cap Growth Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.91%	7.73%	9.37%	9.59%
Bright Rock Mid Cap Growth Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.74%	6.98%	8.32%	8.70%
Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.37%	11.88%	10.57%	12.09%
Performance Inception Date	May 26, 2010
Bright Rock Quality Large Cap Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.08%	9.93%	9.10%	10.58%
Bright Rock Quality Large Cap Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.81%	9.17%	8.36%	9.86%